Other Assets - Schedule of Other Assets (Detail) ₨ in Thousands, $ in Thousands		Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Other Assets, Noncurrent Disclosure [Abstract]
Prepaid income taxes		₨ 171,304	$ 2,631	₨ 501,230
Derivative instruments				61,120
Security deposit to related party		2,160	33	2,160
Security deposit to others		156,308	2,401	120,855
Land use rights		113,209	1,739	114,178
Prepaid expenses				32,806
Other		56,672	870	95,872
Total	[1]	₨ 499,653	$ 7,674	₨ 928,221

[1]	Includes Security deposit of INR 2,160 and INR 2,160 (US$ 33) to related parties as of 31 March, 2017 and March 31, 2018, respectively, also see Note 18.